NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  825        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   852,175
------------------------------------------------------------------------
                                                             $   852,175
------------------------------------------------------------------------
Cogeneration -- 8.3%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   243,647
        955        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                                961,007
      1,225        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,262,387
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              285,500
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       285,500
      1,800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                               1,827,198
      2,000        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     2,047,820
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                26,166
         28        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                26,489
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                               110,608
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16                               46,719
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16                               18,281
------------------------------------------------------------------------
                                                             $ 7,141,322
------------------------------------------------------------------------
Education -- 4.0%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,037,260
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 200,920
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    151,320
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       894,659
      1,700        University of Illinois, 0.00%, 4/1/15         752,301
      1,000        University of Illinois, 0.00%, 4/1/16         414,580
------------------------------------------------------------------------
                                                             $ 3,451,040
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $1,000        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   891,250
      1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                              1,033,710
------------------------------------------------------------------------
                                                             $ 1,924,960
------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.7%
------------------------------------------------------------------------
     $  410        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   426,584
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        316,143
        850        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       903,839
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,688,865
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                880,859
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17         3,740,975
        895        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11        1,015,789
        583        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         599,796
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         2,821,260
        500        Michigan Municipal Bond Authority,
                   Escrowed to Maturity, 7.00%, 10/1/02          524,255
        630        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       672,626
      1,255        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,386,938
        250        South Central Connecticut Regional Water
                   Authority, (AMBAC), Prerefunded to
                   8/1/01, 6.50%, 8/1/07                         259,300
------------------------------------------------------------------------
                                                             $15,237,229
------------------------------------------------------------------------
General Obligations -- 6.4%
------------------------------------------------------------------------
     $  190        Connecticut, 0.00%, 11/15/10              $   114,882
        150        Connecticut, 5.125%, 8/15/11                  151,659
        100        Danbury, CT, 5.00%, 8/1/17                     95,659
        495        Detroit, MI, 6.40%, 4/1/05                    522,710
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,048,960
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 470,385
        265        New Fairfield, CT, 4.90%, 8/1/13              260,034
        750        New York City, NY, 0.00%, 8/1/07              537,360

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  750        Ohio, 0.00%, 8/1/08                       $   509,647
        115        Puerto Rico, 0.00%, 7/1/08                     79,424
        750        Wisconsin, (AMT), 5.10%, 5/1/15               709,267
------------------------------------------------------------------------
                                                             $ 5,499,987
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   533,903
------------------------------------------------------------------------
                                                             $   533,903
------------------------------------------------------------------------
Hospital -- 7.7%
------------------------------------------------------------------------
     $  500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                            $   462,520
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,683,867
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                285,565
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 115,843
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                715,643
        100        Mecosta County, MI, (Michigan General
                   Hospital), 5.75%, 5/15/09                      94,385
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.00%, 10/1/05          102,000
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.10%, 10/1/06          102,413
        225        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.20%, 10/1/07          231,435
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                992,040
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   458,545
      1,010        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   6.50%, 12/1/12                                981,811
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       419,235
------------------------------------------------------------------------
                                                             $ 6,645,302
------------------------------------------------------------------------
Housing -- 4.0%
------------------------------------------------------------------------
     $1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                $ 1,014,296
        560        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 562,464
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                             $ 1,150,977
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 693,314
------------------------------------------------------------------------
                                                             $ 3,421,051
------------------------------------------------------------------------
Industrial Development Revenue -- 11.4%
------------------------------------------------------------------------
     $  580        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   582,401
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         460,183
        500        Carbon County, PA, IDA (Panther Creek
                   Partners), 6.65%, 5/1/10                      509,535
      1,000        Columbus, NC, (International Paper),
                   5.80%, 12/1/16                                962,380
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   625,881
        800        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 802,736
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        897,912
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                472,210
        490        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         506,356
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         847,000
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                459,660
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 970,620
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 148,230
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                488,235
        970        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 965,043
        100        Sprague, CT, Environmental Improvement,
                   (International Paper), (AMT),
                   5.70%, 10/1/21                                 93,174
------------------------------------------------------------------------
                                                             $ 9,791,556
------------------------------------------------------------------------
Insured-Education -- 0.2%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   196,160
------------------------------------------------------------------------
                                                             $   196,160
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  500        Monroe County, MI, (Detroit Edison Co.),
                   (AMBAC), (AMT), 6.35%, 12/1/04            $   528,465
        400        Piedmont, SC, Municipal Power Agency,
                   (Electric Revenue), (MBIA),
                   5.00%, 1/1/15                                 377,924
        250        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          220,905
------------------------------------------------------------------------
                                                             $ 1,127,294
------------------------------------------------------------------------
Insured-General Obligations -- 3.1%
------------------------------------------------------------------------
     $  250        Fowlerville, MI, Community Schools
                   District, (FSA), 4.50%, 5/1/15            $   220,425
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                476,450
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                499,130
        100        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                                  91,973
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21                       1,135,085
        250        Portage, MI, Public Schools, (FSA),
                   4.50%, 5/1/14                                 223,738
------------------------------------------------------------------------
                                                             $ 2,646,801
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Middlesex Health
                   Services), (MBIA), 5.125%, 7/1/17         $   282,282
        250        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 6.50%, 7/1/06                         258,763
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                      1,495,260
------------------------------------------------------------------------
                                                             $ 2,036,305
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
------------------------------------------------------------------------
     $  500        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   6.00%, 7/1/06                             $   531,755
------------------------------------------------------------------------
                                                             $   531,755
------------------------------------------------------------------------
Insured-Transportation -- 3.7%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   647,130
      2,500        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/17                         957,900
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities Revenue,
                   (AMBAC), 5.00%, 7/1/20                        918,120
        500        Metropolitan Transportation Authority,
                   NY, Transportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         472,030
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $   217,625
------------------------------------------------------------------------
                                                             $ 3,212,805
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   884,215
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     142,929
        500        San Juan, NM, Pueblo Development
                   Authority, Variable Rate, 10/15/06            477,200
------------------------------------------------------------------------
                                                             $ 1,504,344
------------------------------------------------------------------------
Nursing Home -- 6.0%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $ 1,059,761
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   486,280
        945        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          949,224
        510        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   520,664
      1,285        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05              1,307,269
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        399,357
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                463,135
------------------------------------------------------------------------
                                                             $ 5,185,690
------------------------------------------------------------------------
Pooled Loans -- 3.6%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,026,008
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,076,440
------------------------------------------------------------------------
                                                             $ 3,102,448
------------------------------------------------------------------------
Senior Living / Life Care -- 5.3%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   674,511
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,879,220
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               269,262
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               415,995

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  250        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $   213,805
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                358,592
        500        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 427,760
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 284,135
------------------------------------------------------------------------
                                                             $ 4,523,280
------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   513,370
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        570,020
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         240,003
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                499,465
      1,000        Laredo, TX, 4.50%, 2/15/17                    861,290
        510        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       487,907
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                508,295
        250        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           248,660
------------------------------------------------------------------------
                                                             $ 3,929,010
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 1.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,235
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,019,220
------------------------------------------------------------------------
                                                             $ 1,241,455
------------------------------------------------------------------------
Water and Sewer -- 0.2%
------------------------------------------------------------------------
     $  150        Connecticut Clean Water Fund,
                   4.875%, 5/1/09                            $   151,256
------------------------------------------------------------------------
                                                             $   151,256
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $84,685,304)                             $83,887,128
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $ 2,200,822
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $86,087,950
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Arizona                                                     10.4%
Michigan                                                    14.2%
Others, representing less than 10% individually             72.8%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 13.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 7.6% of total investments.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $84,685,304)         $83,887,128
Cash                                          477,537
Receivable for investments sold               150,000
Interest receivable                         1,582,412
-----------------------------------------------------
TOTAL ASSETS                              $86,097,077
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       207
Accrued expenses                                8,920
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,127
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $86,087,950
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $86,886,126
Net unrealized depreciation (computed on
   the basis of identified cost)             (798,176)
-----------------------------------------------------
TOTAL                                     $86,087,950
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000
Investment Income
----------------------------------------------------
Interest                                  $2,757,462
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,757,462
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  212,785
Trustees fees and expenses                     4,576
Custodian fee                                 18,597
Legal and accounting services                 22,568
Miscellaneous                                 17,933
----------------------------------------------------
TOTAL EXPENSES                            $  276,459
----------------------------------------------------

NET INVESTMENT INCOME                     $2,481,003
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   44,064
   Financial futures contracts                  (835)
----------------------------------------------------
NET REALIZED GAIN                         $   43,229
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  443,994
   Financial futures contracts                33,132
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $  477,126
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  520,355
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,001,358
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,481,003  $    4,880,282
   Net realized gain (loss)                           43,229         (11,006)
   Net change in unrealized
      appreciation (depreciation)                    477,126      (5,908,048)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        3,001,358  $   (1,038,772)
----------------------------------------------------------------------------
Capital transactions --
   Net Assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $               --  $   16,239,145
   Contributions                                   4,240,420      13,115,025
   Withdrawals                                   (11,090,381)    (28,345,239)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (6,849,961) $    1,008,931
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (3,848,603) $      (29,841)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       89,936,553  $   89,966,394
----------------------------------------------------------------------------
AT END OF PERIOD                          $       86,087,950  $   89,936,553
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ----------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.63%(1)         0.65%       0.61%       0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                       0.63%(1)         0.63%       0.60%       0.59%        0.58%        0.56%
   Net investment income                  5.69%(1)         5.49%       5.32%       5.53%        5.45%        5.08%
Portfolio Turnover                           2%              27%         26%         41%          68%          68%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $86,088          $89,937     $89,966     $93,127     $102,504     $134,776
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2000, the fee was equivalent to 0.49% (annualized) of the Portfolio's average net assets for such period and amounted to $212,785. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2000, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The National Limited Maturity Municipals Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2000.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,991,092 and $7,631,679 respectively, for the six months ended September 30, 2000.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $84,685,304
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,885,426
    Gross unrealized depreciation              (2,683,602)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (798,176)
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 2000, there were no outstanding obligations under these financial instruments.

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366 including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant